Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted

The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the three months ended March 31, 2014. As indicated in Note 1, our corporate reorganization was considered a transaction amongst entities under common control. Therefore, the weighted average shares used in our EPS calculation assumes that the Rice Energy Inc. corporate structure was in place for all periods presented.

	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013
	(in thousands, except per share data)
Income (loss) (numerator):
Net income (loss)	$129,454	$(6,775)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic	115,363	62,218
Weighted-average number of shares of common stock—diluted	115,909	62,218

Earnings (loss) per share:
Basic	$1.12	$(0.11)
Diluted	$1.12	$(0.11)

The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(in thousands, except per share data)	2013	2012	2011
Loss (numerator):
Net loss	$(35,776)	$(19,344)	$(936)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock – basic	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	80,441,905	57,966,572	39,958,066

Loss per share:
Basic	$(0.44)	$(0.33)	(0.02)

Diluted	$(0.44)	$(0.33)	(0.02)